Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax liabilities, Difference in depreciation rates [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	S/ 87,988	S/ 91,490	S/ 81,553
Ending balance	73,484	87,988	91,490
(Debit) credit to P&L	(10,668)	(1,831)	10,109
Sale of a subsidiary	(3,836)
Discontinued operations		(2,734)	(172)
Reclassification		1,063
Deferred income tax liabilities, Deferred income [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	15,906	24,145	13,574
Ending balance		15,906	24,145
(Debit) credit to P&L	(15,906)	(8,239)	11,126
Sale of a subsidiary
Discontinued operations			(555)
Reclassification
Deferred income tax liabilities, Work in process [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	17,203	38,859	5,456
Ending balance	47,642	17,203	38,859
(Debit) credit to P&L	30,439	(16,740)	33,403
Sale of a subsidiary
Discontinued operations
Reclassification		(4,916)
Deferred income tax liabilities , Tax receviable [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	39,026	36,190	32,878
Ending balance	42,054	39,026	36,190
(Debit) credit to P&L	3,028	2,836	3,312
Sale of a subsidiary
Discontinued operations
Reclassification
Deferred income tax liabilities, Borrowing costs capitalized [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	15,108	14,936	15,716
Ending balance	12,328	15,108	14,936
(Debit) credit to P&L	(2,780)	172	(780)
Sale of a subsidiary
Discontinued operations
Reclassification
Deferred income tax liabilities, PPA [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	8,917	9,823	(1,562)
Ending balance	21,393	8,917	9,823
(Debit) credit to P&L	12,476	357	11,385
Sale of a subsidiary
Discontinued operations
Reclassification		(1,263)
Deferred income tax liabilities, Others [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	23,396	39,566	20,745
Ending balance	1,096	23,396	39,566
(Debit) credit to P&L	(21,417)	(18,381)	18,821
Sale of a subsidiary	(883)
Discontinued operations		(510)
Reclassification		2,721
Deferred income tax liabilities, Total [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	207,544	255,009	168,360
Ending balance	197,997	207,544	255,009
(Debit) credit to P&L	(4,828)	(41,826)	87,376
Sale of a subsidiary	(4,719)
Discontinued operations		(3,244)	(727)
Reclassification		(2,395)
Deferred income tax assets,Provisions [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	29,586	43,376	42,572
Ending balance	40,846	29,586	43,376
Sale of a subsidiary	(2,413)
Debit (credit) to P&L	13,673	(36,338)	938
Debit (credit) to equity
Discontinued operations		(1,792)	(134)
Reclassification		24,340
IFRIC 23 adoption
Others
Deferred income tax assets, Accelerated tax depreciation [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	7,653	8,433	921
Ending balance	16,293	7,653	8,433
Sale of a subsidiary
Debit (credit) to P&L	8,640	2,041	7,512
Debit (credit) to equity
Discontinued operations		(1,667)
Reclassification		(1,154)
IFRIC 23 adoption
Others
Deferred income tax assets, Tax losses [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	186,495	191,646	178,289
Ending balance	182,441	186,495	191,646
Sale of a subsidiary	(40,312)
Debit (credit) to P&L	36,258	(8,767)	3,024
Debit (credit) to equity
Discontinued operations			11,319
Reclassification		3,616
IFRIC 23 adoption			(986)
Others
Deferred income tax assets, Work in process [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	4,792	45,720	34,005
Ending balance		4,792	45,720
Sale of a subsidiary
Debit (credit) to P&L	(4,792)	(12,298)	11,715
Debit (credit) to equity
Discontinued operations
Reclassification		(28,630)
IFRIC 23 adoption
Others
Deferred income tax assets, Accrual for unpaid vacations [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	13,040	11,624	9,782
Ending balance	19,441	13,040	11,624
Sale of a subsidiary	(887)
Debit (credit) to P&L	7,288	1,301	1,842
Debit (credit) to equity
Discontinued operations		115
Reclassification
IFRIC 23 adoption
Others
Deferred income tax assets, Impairment [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	51,252	48,502	253,767
Ending balance	29,418	51,252	48,502
Sale of a subsidiary
Debit (credit) to P&L	(21,834)	3,257	(205,265)
Debit (credit) to equity
Discontinued operations
Reclassification		(507)
IFRIC 23 adoption
Others
Deferred income tax assets, Tax Goodwill [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	13,993	13,522	18,048
Ending balance	11,586	13,993	13,522
Sale of a subsidiary
Debit (credit) to P&L	(2,407)	(4,518)	(4,526)
Debit (credit) to equity
Discontinued operations
Reclassification		4,989
IFRIC 23 adoption
Others
Deferred income tax assets, Others [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	13,994	4,367	(3,761)
Ending balance	7,081	13,994	4,367
Sale of a subsidiary	(1,793)
Debit (credit) to P&L	(236)	14,718	18,438
Debit (credit) to equity			(3)
Discontinued operations		9,986	2,557
Reclassification		(15,116)
IFRIC 23 adoption
Others	(4,884)	39	(12,864)
Deferred income tax Assets, Total [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	366,802	413,994	533,623
Ending balance	375,706	366,802	413,994
Sale of a subsidiary	(45,405)
Debit (credit) to P&L	59,193	(51,478)	(119,518)
Debit (credit) to equity			(3)
Discontinued operations		6,642	13,742
Reclassification		(2,395)
IFRIC 23 adoption			(986)
Others	(4,884)	39	(12,864)
Deferred income tax assets, IFRS 9 [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Beginning balance	45,997	46,804
Ending balance	51,593	45,997	46,804
Sale of a subsidiary
Debit (credit) to P&L	5,596	(10,874)	46,804
Debit (credit) to equity
Discontinued operations
Reclassification		10,067
IFRIC 23 adoption
Others
Deferred income tax assets, Earning stripping rules [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Ending balance	8,372
Sale of a subsidiary
Debit (credit) to P&L	8,372
Debit (credit) to equity
Discontinued operations
Reclassification
IFRIC 23 adoption
Others
Deferred income tax assets, Unpaid Non domicilied expenses [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Ending balance	4,064
Sale of a subsidiary
Debit (credit) to P&L	4,064
Debit (credit) to equity
Discontinued operations
Reclassification
IFRIC 23 adoption
Others
Deferred income tax assets,IFRS 16 [Member]
Deferred Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Ending balance	4,571
Sale of a subsidiary
Debit (credit) to P&L	4,571
Debit (credit) to equity
Discontinued operations
Reclassification
IFRIC 23 adoption
Others